Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)		Total	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock Common Stock	Class B Common Stock Common Stock
Balance at Jul. 01, 2020
Balance (in Shares) at Jul. 01, 2020						0
Issuance of Class B common stock to Initial Stockholders	[1]	25,000	$ 24,482			$ 518
Issuance of Class B common stock to Initial Stockholders (in Shares)	[1]					5,175,000
Net income (loss)		(2,528)		$ (2,528)
Balance at Dec. 31, 2020		22,472	24,482	(2,528)		$ 518
Balance (in Shares) at Dec. 31, 2020					0	5,175,000
Sale of 20,700,000 Class A shares, net of underwriting discounts, offering costs and initial fair value of public warrants		194,373,761	194,371,691		$ 2,070
Sale of 20,700,000 Class A shares, net of underwriting discounts, offering costs and initial fair value of public warrants (in Shares)					20,700,000
Change in value of Class A common stock subject to redemption		(190,439,030)	(190,437,126)		$ (1,904)
Change in value of Class A common stock subject to redemption (in Shares)					(19,043,903)
Net income (loss)		1,042,799		1,042,799
Balance at Mar. 31, 2021		5,000,002	3,959,047	1,040,271	$ 166	$ 518
Balance (in Shares) at Mar. 31, 2021					1,656,097	5,175,000
Change in value of Class A common stock subject to redemption		3,024,440	3,024,410		$ 30
Change in value of Class A common stock subject to redemption (in Shares)					302,444
Net income (loss)		(3,024,436)		(3,024,436)
Balance at Jun. 30, 2021		$ 5,000,006	$ 6,983,457	$ (1,984,165)	$ 196	$ 518
Balance (in Shares) at Jun. 30, 2021					1,958,541	5,175,000

[1]	Included up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).